Common Stock (Details Narrative) - Successor [Member] - $ / shares		1 Months Ended	12 Months Ended
	Sep. 10, 2023	Jun. 30, 2024	Dec. 31, 2024	Oct. 10, 2024	Dec. 31, 2023
Employee Stock Options [Member]
Class of Stock [Line Items]
Employee stock options, description		Company received a notice for a net exercise of 70,350 options to purchase shares of common stock resulting in the issuance of 12,570 shares of the Company’s Class A Common Stock with par value $0.0001 per share. In accordance with the terms of the Incentive Plan, 51,012 shares were withheld by the Company to cover the exercise price, and 6,768 shares were withheld in satisfaction of the taxes required to be paid in connection with the exercise.
Common Class C [Member]
Class of Stock [Line Items]
Number of shares converted	5,487,300
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common Class A [Member]
Class of Stock [Line Items]
Number of shares issued	5,487,300
Common stock, par value			$ 0.0001		$ 0.0001
Shares issued			246,220	40,000
Shares issued for tax withholdings			69,445
Shares vested restricted stock units			315,665
Common Class A [Member] | Promissory Note And The Convertible Debt [Member]
Class of Stock [Line Items]
Shares issued			3,695,211